Separate Unaudited Financial Statements of Atotech Ltd.- Summary of Separate Statements of Financial Position (Detail) - USD ($)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Total non-current assets	[1]	$ 2,811,600,000	$ 3,018,900,000
Current assets
Other current financial assets	[1]	24,900,000	20,700,000
Total current assets	[1]	822,900,000	747,000,000
Total assets	[1]	3,634,500,000	3,765,800,000
Shareholders' equity
Common shares and preferred shares	[1]	102,100,000	102,100,000
Paid-in surplus and retained earnings		261,600,000	550,700,000
Total shareholders' equity	[1]	483,700,000	672,500,000	$ 704,700,000	$ 1,312,000,000
Non-current liabilities
Borrowings	[1]	2,065,700,000	2,115,000,000
Total non-current liabilities	[1]	2,665,100,000	2,700,100,000
Current liabilities
Tax liabilities	[1]	99,200,000	77,700,000
Total current liabilities	[1]	485,800,000	393,200,000
Tota liabilities & shareholders' equity	[1]	3,634,500,000	3,765,800,000
Separate [member]
Non-current assets
Investments in subsidiaries		95,552,500
Total non-current assets		95,552,500
Current assets
Other current financial assets			0
Total current assets			0
Total assets		95,552,500	0
Shareholders' equity
Common shares and preferred shares		95,552,500	0
Paid-in surplus and retained earnings		(3,833,500)
Total shareholders' equity		91,719,000	0
Non-current liabilities
Borrowings		9,263,000
Thereof from subsidiaries		9,263,000
Total non-current liabilities
Current liabilities
Trade payables		2,463,400
Thereof from subsidiaries		645,000
Tax liabilities		443,700
Total current liabilities		2,907,200
Tota liabilities & shareholders' equity		$ 95,552,500	$ 0

[1]	The notes are an integral part of these consolidated financial statements.